Note 12 - Mezzanine Equity and Stockholders' Equity (Deficiency) - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 3,061
Net loss attributable to and accretion of redeemable noncontrolling interest	(1,974)	$ (27)	$ 0
Ending balance	5,210	3,061
AvePoint EduTech PTE. LTD. [Member]
Beginning balance	3,061
Issuance of redeemable noncontrolling interest in EduTech	238
Net loss attributable to and accretion of redeemable noncontrolling interest	(847)
Other comprehensive income (loss) attributable to redeemable noncontrolling interest	(63)
Adjustment to present redemption value as of December 31, 2021	2,821
Ending balance	$ 5,210	$ 3,061